ACCOUNTS RECEIVABLE, NET (Details - Aging of doubtful accounts) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Allowance for doubtful accounts	$ 7,692	$ 15,267
Maturity Less than 30 Days [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Allowance for doubtful accounts	4,694	5,933
Maturity 31 To 60 Days [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Allowance for doubtful accounts	1,672	3,543
Maturity 61 To 90 Days [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Allowance for doubtful accounts	690	2,049
Maturity Greater than 90 Days [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Allowance for doubtful accounts	$ 636	$ 3,742